Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning	$ 169,200	$ 169,200	$ 958,800	$ 2,932,800
Change in fair value			(282,000)	(1,974,000)
Fair value as of ending	169,200	169,200	676,800	958,800
Warrant [Member]
Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities [Line Items]
Fair value as of beginning	169,200	169,200	958,800	2,932,800
Change in fair value			(282,000)	(1,974,000)
Fair value as of ending	$ 169,200	$ 169,200	$ 676,800	$ 958,800